Assets held for sale - Details of assets held for sale (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)
Assets or disposal groups classified as held for sale [Line Items]
Total	₩ 26,327	₩ 60,002	$ 22,150
Explanation of facts and circumstances of sale or reclassification and expected disposal, manner and timing	The Group has decided to sell some of the premises and equipment through internal consultation during the current term and classifies the premises as non-current assets held for sale. The asset is expected to be sold within 12 months, and the premises and equipment that was scheduled to be sold at the end of the prior year has been sold and removed. In addition, the investment assets of the associates, which are counted as assets held for sale as of the end of the current term, are likely to be sold within one year of the end of the current term according to the management’s decision. On the other hand, other assets that are expected to be sold as of the end of the current term are classified as assets that are expected to be sold within one year due to the possibility of being sold as buildings and land acquired through auction.	The Group has decided to sell some of the premises and equipment through internal consultation during the current term and classifies the premises as non-current assets held for sale. The asset is expected to be sold within 12 months, and the premises and equipment that was scheduled to be sold at the end of the prior year has been sold and removed. In addition, the investment assets of the associates, which are counted as assets held for sale as of the end of the current term, are likely to be sold within one year of the end of the current term according to the management’s decision. On the other hand, other assets that are expected to be sold as of the end of the current term are classified as assets that are expected to be sold within one year due to the possibility of being sold as buildings and land acquired through auction.
Premises and equipment
Assets or disposal groups classified as held for sale [Line Items]
Total	₩ 8,900	₩ 2,130
Investments of associates
Assets or disposal groups classified as held for sale [Line Items]
Total	11,472	50,411
Others
Assets or disposal groups classified as held for sale [Line Items]
Total	₩ 5,955	₩ 7,461